Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
September 30, 2023
USE-NPRT1-1123
1.9900195.103
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	3,250,700	48,825,514
GCI Liberty, Inc. Class A	264,647	0
Liberty Global PLC Class C (a)	171,618	3,185,230
		52,010,744
Entertainment - 1.4%
Cinemark Holdings, Inc. (a)(b)	391,500	7,184,025
Electronic Arts, Inc.	136,596	16,446,158
Endeavor Group Holdings, Inc.	123,100	2,449,690
Lions Gate Entertainment Corp.:
Class A (a)(b)	89,400	758,112
Class B (a)	448,426	3,529,113
Marcus Corp. (b)	317,400	4,919,700
Netflix, Inc. (a)	229,005	86,472,288
Sea Ltd. ADR (a)	510,600	22,440,870
Take-Two Interactive Software, Inc. (a)	132,560	18,610,098
The Walt Disney Co. (a)	453,320	36,741,586
TKO Group Holdings, Inc.	170,812	14,358,457
Warner Music Group Corp. Class A	174,100	5,466,740
		219,376,837
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	4,427,500	579,382,650
Angi, Inc. (a)	2,419,032	4,789,683
IAC, Inc. (a)	15,000	755,850
Meta Platforms, Inc. Class A (a)	891,325	267,584,678
Pinterest, Inc. Class A (a)	566,600	15,315,198
Snap, Inc. Class A (a)	2,081,900	18,549,729
		886,377,788
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	715,600	2,340,012
Comcast Corp. Class A	913,482	40,503,792
DISH Network Corp. Class A (a)	77,263	452,761
Liberty Broadband Corp.:
Class A (a)	271,931	24,721,247
Class C (a)	223,200	20,382,624
S4 Capital PLC (a)	692,100	570,836
TechTarget, Inc. (a)	25,500	774,180
		89,745,452
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	390,438	54,680,842
TOTAL COMMUNICATION SERVICES		1,302,191,663
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.1%
Adient PLC (a)	270,845	9,940,012
Aptiv PLC (a)	133,400	13,151,906
		23,091,918
Automobiles - 1.5%
Ferrari NV	40,891	12,084,926
Tesla, Inc. (a)	874,410	218,794,870
		230,879,796
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	4,046,068	514,336,164
eBay, Inc.	756,816	33,368,017
Ollie's Bargain Outlet Holdings, Inc. (a)	224,559	17,331,464
		565,035,645
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	624,994	21,687,292
Booking Holdings, Inc. (a)	23,423	72,235,361
Caesars Entertainment, Inc. (a)	415,658	19,265,748
Churchill Downs, Inc.	279,464	32,429,003
Domino's Pizza, Inc.	82,019	31,067,977
Hilton Worldwide Holdings, Inc.	285,003	42,801,751
Marriott International, Inc. Class A	259,276	50,963,291
McDonald's Corp.	112,490	29,634,366
Penn Entertainment, Inc. (a)	262,600	6,026,670
Planet Fitness, Inc. (a)	177,407	8,724,876
Red Rock Resorts, Inc.	230,800	9,462,800
Yum! Brands, Inc.	330,300	41,267,682
		365,566,817
Household Durables - 0.2%
D.R. Horton, Inc.	131,420	14,123,707
Mohawk Industries, Inc. (a)	100,757	8,645,958
Newell Brands, Inc.	88,000	794,640
		23,564,305
Specialty Retail - 1.9%
Aritzia, Inc. (a)	363,900	6,330,909
Fast Retailing Co. Ltd.	39,300	8,560,138
Five Below, Inc. (a)	109,929	17,687,576
Lowe's Companies, Inc.	480,761	99,921,366
The Home Depot, Inc.	154,834	46,784,641
TJX Companies, Inc.	1,230,976	109,409,147
Valvoline, Inc.	486,771	15,693,497
		304,387,274
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	329,536	17,336,889
lululemon athletica, Inc. (a)	124,767	48,111,403
LVMH Moet Hennessy Louis Vuitton SE	12,991	9,806,005
NIKE, Inc. Class B	333,710	31,909,350
PVH Corp.	370,721	28,363,864
Tapestry, Inc.	599,861	17,246,004
		152,773,515
TOTAL CONSUMER DISCRETIONARY		1,665,299,270
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	83,850	32,662,091
Brown-Forman Corp. Class B (non-vtg.)	9,200	530,748
Constellation Brands, Inc. Class A (sub. vtg.)	70,266	17,659,954
Diageo PLC	330,213	12,174,333
Duckhorn Portfolio, Inc. (a)	149,900	1,537,974
Keurig Dr. Pepper, Inc.	2,168,101	68,446,949
Monster Beverage Corp.	519,056	27,484,015
PepsiCo, Inc.	188,300	31,905,552
Primo Water Corp.	157,200	2,169,360
The Coca-Cola Co.	2,511,291	140,582,070
		335,153,046
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	298,300	15,149,445
BJ's Wholesale Club Holdings, Inc. (a)	222,000	15,844,140
Dollar General Corp.	160,869	17,019,940
Dollar Tree, Inc. (a)	72,700	7,738,915
Maplebear, Inc. (b)	22,300	662,087
Performance Food Group Co. (a)	564,002	33,197,158
Sysco Corp.	130,800	8,639,340
Target Corp.	208,800	23,087,016
U.S. Foods Holding Corp. (a)	86,708	3,442,308
United Natural Foods, Inc. (a)	3,700	52,318
Walgreens Boots Alliance, Inc.	38,400	854,016
Walmart, Inc.	363,800	58,182,534
		183,869,217
Food Products - 0.7%
Archer Daniels Midland Co.	103,700	7,821,054
Bunge Ltd.	65,000	7,036,250
Conagra Brands, Inc.	196,300	5,382,546
Darling Ingredients, Inc. (a)	100,626	5,252,677
Freshpet, Inc. (a)	47,000	3,096,360
General Mills, Inc.	94,300	6,034,257
Laird Superfood, Inc. (a)	119,100	122,673
Lamb Weston Holdings, Inc.	17,600	1,627,296
Mondelez International, Inc.	656,212	45,541,113
Nomad Foods Ltd. (a)	1,071,400	16,306,708
Pilgrim's Pride Corp. (a)	9,000	205,470
The Hain Celestial Group, Inc. (a)	41,500	430,355
The Hershey Co.	4,300	860,344
The J.M. Smucker Co.	9,200	1,130,772
The Real Good Food Co. LLC:
Class B (a)(c)	155,856	2
Class B unit (a)(d)	155,856	522,118
The Real Good Food Co., Inc. (a)	300	1,005
The Simply Good Foods Co. (a)	94,831	3,273,566
TreeHouse Foods, Inc. (a)	60,303	2,628,005
Tyson Foods, Inc. Class A	251,000	12,672,990
		119,945,561
Household Products - 1.4%
Colgate-Palmolive Co.	221,300	15,736,643
Energizer Holdings, Inc.	736,615	23,601,145
Kimberly-Clark Corp.	221,500	26,768,275
Procter & Gamble Co.	966,693	141,001,841
Reynolds Consumer Products, Inc.	387,826	9,939,980
		217,047,884
Personal Care Products - 0.5%
Edgewell Personal Care Co.	21,700	802,032
Estee Lauder Companies, Inc. Class A	197,000	28,476,350
Herbalife Ltd. (a)	394,613	5,520,636
Kenvue, Inc.	1,545,300	31,029,624
Olaplex Holdings, Inc. (a)	2,438,900	4,755,855
The Beauty Health Co. (a)	44,000	264,880
The Beauty Health Co. (a)(e)	600,000	3,612,000
		74,461,377
Tobacco - 0.6%
Altria Group, Inc.	987,767	41,535,602
British American Tobacco PLC (United Kingdom)	30,600	962,125
Philip Morris International, Inc.	501,053	46,387,487
		88,885,214
TOTAL CONSUMER STAPLES		1,019,362,299
ENERGY - 4.8%
Energy Equipment & Services - 0.6%
Core Laboratories, Inc. (b)	83,100	1,995,231
Diamond Offshore Drilling, Inc. (a)	182,000	2,671,760
Expro Group Holdings NV (a)	866,000	20,117,180
Noble Corp. PLC	57,400	2,907,310
Schlumberger Ltd.	446,500	26,030,950
TechnipFMC PLC	734,300	14,935,662
Valaris Ltd. (a)	71,900	5,391,062
Weatherford International PLC (a)	340,600	30,766,398
		104,815,553
Oil, Gas & Consumable Fuels - 4.2%
Africa Oil Corp.	7,522,657	15,120,084
Athabasca Oil Corp. (a)(b)	4,912,100	15,731,739
Cheniere Energy, Inc.	31,600	5,244,336
Eco Atlantic Oil & Gas Ltd. (a)	5,596,000	803,401
Exxon Mobil Corp.	2,649,738	311,556,194
Hess Corp.	459,375	70,284,375
Imperial Oil Ltd.	920,700	56,709,562
Kosmos Energy Ltd. (a)	2,561,973	20,956,939
MEG Energy Corp. (a)	2,293,550	44,629,874
PBF Energy, Inc. Class A	120,700	6,461,071
Phillips 66 Co.	283,059	34,009,539
Shell PLC ADR	366,000	23,563,080
Southwestern Energy Co. (a)	564,500	3,641,025
Valero Energy Corp.	331,186	46,932,368
		655,643,587
TOTAL ENERGY		760,459,140
FINANCIALS - 12.8%
Banks - 4.4%
AIB Group PLC	1,494,840	6,732,587
Bank of America Corp.	2,657,054	72,750,139
Bank of Ireland Group PLC	2,093,100	20,558,120
BNP Paribas SA	359,303	22,846,740
Citigroup, Inc.	177,839	7,314,518
DNB Bank ASA	625,800	12,613,527
East West Bancorp, Inc.	436,800	23,023,728
JPMorgan Chase & Co.	1,859,269	269,631,190
KBC Group NV	121,933	7,623,954
KeyCorp	2,043,900	21,992,364
M&T Bank Corp.	168,149	21,262,441
Piraeus Financial Holdings SA (a)	3,343,502	9,933,118
PNC Financial Services Group, Inc.	248,700	30,532,899
Popular, Inc.	504,536	31,790,813
Starling Bank Ltd. Series D (a)(c)(e)	4,618,325	18,763,945
Sumitomo Mitsui Financial Group, Inc.	158,000	7,761,915
Wells Fargo & Co.	2,380,171	97,253,787
Zions Bancorp NA	108,600	3,789,054
		686,174,839
Capital Markets - 2.3%
Bank of New York Mellon Corp.	1,181,275	50,381,379
BlackRock, Inc. Class A	74,516	48,173,849
Brookfield Corp. Class A	285,439	8,925,678
Cboe Global Markets, Inc.	187,530	29,294,061
CME Group, Inc.	240,100	48,072,822
Interactive Brokers Group, Inc.	275,400	23,838,624
London Stock Exchange Group PLC	72,200	7,236,312
MarketAxess Holdings, Inc.	96,700	20,658,988
Morgan Stanley	681,600	55,666,272
Patria Investments Ltd.	898,838	13,105,058
State Street Corp.	88,600	5,932,656
StepStone Group, Inc. Class A	337,072	10,644,734
UBS Group AG	1,254,800	30,930,820
Virtu Financial, Inc. Class A	431,501	7,452,022
		360,313,275
Consumer Finance - 0.1%
NerdWallet, Inc. (a)	253,200	2,250,948
OneMain Holdings, Inc.	547,004	21,929,390
		24,180,338
Financial Services - 3.0%
Apollo Global Management, Inc.	560,762	50,333,997
Block, Inc. Class A (a)	976,100	43,202,186
Essent Group Ltd.	491,733	23,254,054
Fiserv, Inc. (a)	500,400	56,525,184
Global Payments, Inc.	306,200	35,332,418
Jumo World Holding Ltd. (c)(e)	999,839	1,769,715
Jumo World Ltd. (a)(c)	998	0
MGIC Investment Corp.	777,819	12,981,799
Mr. Cooper Group, Inc. (a)	20	1,071
Repay Holdings Corp. (a)	1,021,044	7,749,724
Shift4 Payments, Inc. (a)	239,917	13,284,204
UWM Holdings Corp. Class A (b)	1,658,703	8,044,710
Visa, Inc. Class A	882,600	203,006,826
Voya Financial, Inc.	143,600	9,542,220
Worldline SA (a)(d)	290,357	8,181,015
		473,209,123
Insurance - 3.0%
Arthur J. Gallagher & Co.	228,558	52,095,225
Beazley PLC	2,587,967	17,477,197
Chubb Ltd.	315,667	65,715,556
Direct Line Insurance Group PLC	6,321,928	13,282,448
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,401	26,449,664
Globe Life, Inc.	172,305	18,734,723
Hartford Financial Services Group, Inc.	613,233	43,484,352
Marsh & McLennan Companies, Inc.	328,739	62,559,032
Progressive Corp.	413,823	57,645,544
Prudential PLC	819,702	8,811,254
Reinsurance Group of America, Inc.	144,800	21,023,512
The Travelers Companies, Inc.	308,526	50,385,381
Unum Group	776,381	38,190,181
		475,854,069
TOTAL FINANCIALS		2,019,731,644
HEALTH CARE - 12.6%
Biotechnology - 2.2%
Acelyrin, Inc. (b)	280,000	2,847,600
Akero Therapeutics, Inc. (a)	280,000	14,162,400
Allogene Therapeutics, Inc. (a)	1,000,000	3,170,000
Alnylam Pharmaceuticals, Inc. (a)	32,500	5,755,750
Ambrx Biopharma, Inc. ADR (a)	148,700	1,710,050
Arcellx, Inc. (a)	128,000	4,592,640
Arcus Biosciences, Inc. (a)	180,000	3,231,000
Arcutis Biotherapeutics, Inc. (a)	292,900	1,555,299
Argenx SE ADR (a)	106,000	52,112,780
Ascendis Pharma A/S sponsored ADR (a)	240,000	22,473,600
Avidity Biosciences, Inc. (a)	360,000	2,296,800
Blueprint Medicines Corp. (a)	190,000	9,541,800
Caris Life Sciences, Inc. (c)(e)	227,063	1,024,054
Celldex Therapeutics, Inc. (a)	200,000	5,504,000
Cerevel Therapeutics Holdings (a)	415,000	9,059,450
Cytokinetics, Inc. (a)	385,000	11,342,100
Generation Bio Co. (a)	223,300	846,307
Janux Therapeutics, Inc. (a)	160,000	1,612,800
Karuna Therapeutics, Inc. (a)	72,000	12,174,480
Keros Therapeutics, Inc. (a)	120,000	3,825,600
Legend Biotech Corp. ADR (a)	445,000	29,890,650
Morphic Holding, Inc. (a)	100,000	2,291,000
Nuvalent, Inc. Class A (a)	165,000	7,585,050
Poseida Therapeutics, Inc. (a)	800,000	1,904,000
PTC Therapeutics, Inc. (a)	23,060	516,775
Regeneron Pharmaceuticals, Inc. (a)	86,000	70,774,560
Repligen Corp. (a)	70,000	11,130,700
Sarepta Therapeutics, Inc. (a)	60,000	7,273,200
Shattuck Labs, Inc. (a)	80,100	121,752
Vaxcyte, Inc. (a)	390,000	19,882,200
Vera Therapeutics, Inc. (a)	280,000	3,838,800
Vertex Pharmaceuticals, Inc. (a)	12,800	4,451,072
Xencor, Inc. (a)	360,000	7,254,000
Xenon Pharmaceuticals, Inc. (a)	200,000	6,832,000
Zentalis Pharmaceuticals, Inc. (a)	260,000	5,215,600
		347,799,869
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	3,180,000	167,904,000
Edwards Lifesciences Corp. (a)	110,000	7,620,800
Glaukos Corp. (a)	195,000	14,673,750
ICU Medical, Inc. (a)	50,000	5,950,500
Inspire Medical Systems, Inc. (a)	80,000	15,875,200
Insulet Corp. (a)	180,000	28,708,200
Intuitive Surgical, Inc. (a)	32,000	9,353,280
iRhythm Technologies, Inc. (a)	50,000	4,713,000
Lantheus Holdings, Inc. (a)	60,000	4,168,800
Masimo Corp. (a)	270,000	23,673,600
Outset Medical, Inc. (a)	240,000	2,611,200
Penumbra, Inc. (a)	287,500	69,549,125
PROCEPT BioRobotics Corp. (a)	175,000	5,741,750
Stryker Corp.	81,500	22,271,505
Tandem Diabetes Care, Inc. (a)	80,000	1,661,600
		384,476,310
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (a)	250,000	17,577,500
agilon health, Inc. (a)	2,850,000	50,616,000
Alignment Healthcare, Inc. (a)	1,000,000	6,940,000
Centene Corp. (a)	590,000	40,639,200
Cigna Group	342,500	97,978,975
CVS Health Corp.	860,000	60,045,200
Elevance Health, Inc.	46,000	20,029,320
Humana, Inc.	46,000	22,379,920
LifeStance Health Group, Inc. (a)	1,500,000	10,305,000
Molina Healthcare, Inc. (a)	32,500	10,656,425
Privia Health Group, Inc. (a)	840,000	19,320,000
Surgery Partners, Inc. (a)	1,004,200	29,372,850
UnitedHealth Group, Inc.	458,500	231,171,115
		617,031,505
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	80,000	2,178,400
Evolent Health, Inc. (e)	500,000	12,934,250
Phreesia, Inc. (a)	300,000	5,604,000
Veeva Systems, Inc. Class A (a)	60,000	12,207,000
		32,923,650
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	612,500	25,265,625
Bruker Corp.	280,000	17,444,000
Danaher Corp.	554,000	137,447,400
Eden Biologics, Inc. (a)(c)	1,008,062	0
Fortrea Holdings, Inc.	66,419	1,898,919
IQVIA Holdings, Inc. (a)	140,000	27,545,000
Lonza Group AG	18,500	8,557,122
Olink Holding AB ADR (a)	375,000	5,531,250
Thermo Fisher Scientific, Inc.	200,000	101,234,000
West Pharmaceutical Services, Inc.	47,500	17,822,475
		342,745,791
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	180,000	3,535,200
AstraZeneca PLC (United Kingdom)	300,000	40,465,351
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,008,062	525,029
Eli Lilly & Co.	235,000	126,225,550
Enliven Therapeutics, Inc. (a)	100,000	1,366,000
Merck & Co., Inc.	335,000	34,488,250
Novo Nordisk A/S Series B	75,000	6,828,845
Pharvaris BV (a)	208,000	4,340,960
Royalty Pharma PLC	500,000	13,570,000
Structure Therapeutics, Inc. (e)	132,408	1,653,776
Structure Therapeutics, Inc. ADR	68,000	3,428,560
UCB SA	140,000	11,477,083
Ventyx Biosciences, Inc. (a)	218,000	7,571,140
Verona Pharma PLC ADR (a)	150,000	2,445,000
		257,920,744
TOTAL HEALTH CARE		1,982,897,869
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	69,000	13,730,310
HEICO Corp. Class A	154,561	19,972,372
Howmet Aerospace, Inc.	824,900	38,151,625
L3Harris Technologies, Inc.	176,510	30,733,921
Lockheed Martin Corp.	102,600	41,959,296
Northrop Grumman Corp.	60,900	26,807,571
The Boeing Co. (a)	477,600	91,546,368
TransDigm Group, Inc. (a)	32,800	27,654,664
		290,556,127
Air Freight & Logistics - 0.3%
FedEx Corp.	213,200	56,480,944
Building Products - 0.8%
Carlisle Companies, Inc.	165,378	42,875,900
Trane Technologies PLC	384,310	77,980,342
		120,856,242
Commercial Services & Supplies - 0.7%
Cintas Corp.	123,628	59,466,304
Waste Connections, Inc. (United States)	374,472	50,291,590
		109,757,894
Construction & Engineering - 0.5%
EMCOR Group, Inc.	54,200	11,403,138
Willscot Mobile Mini Holdings (a)	1,494,200	62,143,778
		73,546,916
Electrical Equipment - 1.2%
AMETEK, Inc.	698,232	103,170,760
Eaton Corp. PLC	222,200	47,390,816
Nextracker, Inc. Class A	69,800	2,803,168
Regal Rexnord Corp.	151,200	21,603,456
Vertiv Holdings Co.	222,600	8,280,720
		183,248,920
Ground Transportation - 1.4%
CSX Corp.	1,605,378	49,365,374
Landstar System, Inc.	95,785	16,948,198
Old Dominion Freight Lines, Inc.	77,183	31,578,653
Uber Technologies, Inc. (a)	1,502,100	69,081,579
Union Pacific Corp.	263,300	53,615,779
		220,589,583
Machinery - 2.8%
AGCO Corp.	294,500	34,833,460
Caterpillar, Inc.	415,083	113,317,659
Chart Industries, Inc. (a)	104,800	17,723,776
Flowserve Corp.	1,219,400	48,495,538
Fortive Corp.	1,329,994	98,632,355
Graco, Inc.	282,200	20,566,736
IDEX Corp.	77,971	16,219,527
ITT, Inc.	263,500	25,799,285
Parker Hannifin Corp.	112,400	43,782,048
Snap-On, Inc.	83,800	21,374,028
		440,744,412
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	121,200	5,094,036
Genco Shipping & Trading Ltd. (b)	256,400	3,587,036
		8,681,072
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	426,400	15,776,800
Professional Services - 0.3%
Ceridian HCM Holding, Inc. (a)	252,400	17,125,340
ExlService Holdings, Inc. (a)	374,400	10,498,176
TransUnion Holding Co., Inc.	220,195	15,807,799
		43,431,315
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	125,800	4,957,778
W.W. Grainger, Inc.	16,400	11,346,176
		16,303,954
TOTAL INDUSTRIALS		1,579,974,179
INFORMATION TECHNOLOGY - 24.8%
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	205,522	8,722,354
Corning, Inc.	924,777	28,177,955
TE Connectivity Ltd.	216,141	26,699,898
		63,600,207
IT Services - 2.0%
Akamai Technologies, Inc. (a)	96,205	10,249,681
Capgemini SA	301,217	52,560,495
Cognizant Technology Solutions Corp. Class A	747,677	50,647,640
EPAM Systems, Inc. (a)	108,500	27,742,365
GoDaddy, Inc. (a)	255,500	19,029,640
MongoDB, Inc. Class A (a)	123,700	42,782,882
Okta, Inc. (a)	51,800	4,222,218
Shopify, Inc. Class A (a)	387,500	21,145,875
Snowflake, Inc. (a)	300,300	45,876,831
Twilio, Inc. Class A (a)	582,941	34,119,537
Wix.com Ltd. (a)	76,900	7,059,420
X Holdings Corp. Class A (c)(e)	31,890	1,126,355
		316,562,939
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	352,371	36,230,786
Analog Devices, Inc.	796,361	139,434,847
Intel Corp.	994,300	35,347,365
Marvell Technology, Inc.	338,244	18,309,148
Microchip Technology, Inc.	413,804	32,297,402
Micron Technology, Inc.	1,507,011	102,521,958
NVIDIA Corp.	619,300	269,389,307
ON Semiconductor Corp. (a)	182,500	16,963,375
Skyworks Solutions, Inc.	150,763	14,863,724
SolarEdge Technologies, Inc. (a)	265,800	34,423,758
		699,781,670
Software - 12.6%
Adobe, Inc. (a)	418,349	213,316,155
Atlassian Corp. PLC (a)	217,100	43,747,821
Autodesk, Inc. (a)	334,832	69,280,089
Blackbaud, Inc. (a)	208,583	14,667,557
BlackLine, Inc. (a)	59,000	3,272,730
Constellation Software, Inc.	9,990	20,624,082
Constellation Software, Inc. warrants 8/22/28 (a)(c)	9,990	1
Datadog, Inc. Class A (a)	200,200	18,236,218
Elastic NV (a)	383,600	31,163,664
Five9, Inc. (a)	514,300	33,069,490
Gen Digital, Inc.	1,429,210	25,268,433
HubSpot, Inc. (a)	94,304	46,444,720
Klaviyo, Inc. Class A (b)	38,100	1,314,450
Microsoft Corp.	3,315,659	1,046,919,321
New Relic, Inc. (a)(b)	67,000	5,736,540
Palo Alto Networks, Inc. (a)	216,690	50,800,804
PTC, Inc. (a)	286,557	40,599,396
Salesforce, Inc. (a)	938,938	190,397,848
Tenable Holdings, Inc. (a)	847,700	37,976,960
Workday, Inc. Class A (a)	312,189	67,073,807
Workiva, Inc. (a)	213,700	21,656,358
		1,981,566,444
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	4,877,032	834,996,649
Western Digital Corp. (a)	175,814	8,022,393
		843,019,042
TOTAL INFORMATION TECHNOLOGY		3,904,530,302
MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	72,689	20,600,063
Ashland, Inc.	69,000	5,635,920
Cabot Corp.	159,600	11,055,492
Celanese Corp. Class A	167,400	21,012,048
Chemtrade Logistics Income Fund	870,480	5,178,339
Corteva, Inc.	358,200	18,325,512
Dow, Inc.	86,800	4,475,408
DuPont de Nemours, Inc.	244,107	18,207,941
Eastman Chemical Co.	27,200	2,086,784
Huntsman Corp.	112,300	2,740,120
Linde PLC	247,100	92,007,685
LyondellBasell Industries NV Class A	256,200	24,262,140
Nutrien Ltd.	72,500	4,477,305
Olin Corp.	178,184	8,905,636
Orion SA	92,900	1,976,912
RPM International, Inc.	22,300	2,114,263
The Chemours Co. LLC	461,400	12,942,270
Tronox Holdings PLC	796,600	10,706,304
Westlake Corp.	65,800	8,203,286
		274,913,428
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	25,722	10,558,367
Vulcan Materials Co.	54,700	11,050,494
		21,608,861
Containers & Packaging - 0.2%
Aptargroup, Inc.	106,300	13,291,752
Avery Dennison Corp.	42,400	7,745,208
Crown Holdings, Inc.	81,095	7,175,286
Greif, Inc. Class A	149,900	10,014,819
		38,227,065
Metals & Mining - 0.6%
Commercial Metals Co.	137,056	6,771,937
E3 Lithium Ltd. (a)(b)	304,100	700,779
First Quantum Minerals Ltd.	930,980	21,995,324
Franco-Nevada Corp.	48,900	6,528,281
Freeport-McMoRan, Inc.	679,500	25,338,555
Horizonte Minerals PLC (a)	1,645,000	2,518,866
Ivanhoe Mines Ltd. (a)	651,500	5,583,258
Major Drilling Group International, Inc. (a)	335,900	2,045,200
Reliance Steel & Aluminum Co.	39,700	10,410,531
Steel Dynamics, Inc.	45,200	4,846,344
		86,739,075
TOTAL MATERIALS		421,488,429
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	93,000	9,309,300
American Tower Corp.	114,704	18,863,073
Americold Realty Trust	434,000	13,197,940
Crown Castle International Corp.	400,800	36,885,624
CubeSmart	744,315	28,380,731
Digital Realty Trust, Inc.	149,000	18,031,980
Equinix, Inc.	49,100	35,659,366
Equity Lifestyle Properties, Inc.	262,200	16,704,762
Essex Property Trust, Inc.	114,459	24,275,609
Four Corners Property Trust, Inc.	648,003	14,379,187
Lamar Advertising Co. Class A	138,400	11,552,248
Mid-America Apartment Communities, Inc.	209,100	26,900,715
Omega Healthcare Investors, Inc.	454,100	15,057,956
Prologis (REIT), Inc.	469,351	52,665,876
Ryman Hospitality Properties, Inc.	138,200	11,509,296
SITE Centers Corp.	1,611,100	19,864,863
Spirit Realty Capital, Inc.	285,000	9,556,050
Tanger Factory Outlet Centers, Inc.	287,500	6,497,500
Terreno Realty Corp.	162,100	9,207,280
Ventas, Inc.	635,700	26,782,041
		405,281,397
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	226,900	16,758,834
CoStar Group, Inc. (a)	74,200	5,705,238
Doma Holdings, Inc. Class A (a)(b)	169,561	861,370
Jones Lang LaSalle, Inc. (a)	41,600	5,873,088
Zillow Group, Inc. Class C (a)	141,000	6,508,560
		35,707,090
TOTAL REAL ESTATE		440,988,487
UTILITIES - 2.3%
Electric Utilities - 1.5%
Constellation Energy Corp.	248,481	27,104,307
Duke Energy Corp.	115,600	10,202,856
Edison International	292,079	18,485,680
Entergy Corp.	118,800	10,989,000
FirstEnergy Corp.	362,979	12,406,622
Fortum Corp.	75,900	882,297
NextEra Energy, Inc.	836,417	47,918,330
NRG Energy, Inc.	246,100	9,479,772
PG&E Corp. (a)	2,006,506	32,364,942
Pinnacle West Capital Corp.	98,600	7,264,848
PPL Corp.	515,900	12,154,604
Southern Co.	835,055	54,044,760
		243,298,018
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	44,888	894,169
Energy Harbor Corp. (a)	72,800	5,824,000
NextEra Energy Partners LP	109,198	3,243,181
Sunnova Energy International, Inc. (a)(b)	75,700	792,579
The AES Corp.	565,100	8,589,520
Vistra Corp.	376,378	12,488,222
		31,831,671
Multi-Utilities - 0.5%
Dominion Energy, Inc.	168,113	7,509,608
DTE Energy Co.	102,400	10,166,272
NiSource, Inc.	453,502	11,192,429
Public Service Enterprise Group, Inc.	258,236	14,696,211
Sempra	424,006	28,845,128
		72,409,648
Water Utilities - 0.1%
American Water Works Co., Inc.	72,500	8,977,675
TOTAL UTILITIES		356,517,012
TOTAL COMMON STOCKS (Cost $10,770,821,773)		15,453,440,294

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(e)	236,672	7,807,809

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(c)(e)	160,054	3,442,762
Saluda Medical, Inc. Series E (c)(e)	301,188	2,436,611
		5,879,373
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(c)(e)	35,044	1,517,055
Caris Life Sciences, Inc. Series D (a)(c)(e)	1,077,331	4,858,763
Cleerly, Inc. Series C (a)(c)(e)	411,426	4,760,199
Element Biosciences, Inc. Series C (a)(c)(e)	195,016	2,728,274
ElevateBio LLC Series C (a)(c)(e)	626,000	2,403,840
Inscripta, Inc. Series E (a)(c)(e)	423,474	1,431,342
		17,699,473
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	416,172	3,258,627

Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(e)	67,586	3,204,928
Series E1(a)(c)(e)	14,822	702,859
Omada Health, Inc. Series E (a)(c)(e)	597,550	2,013,744
Wugen, Inc. Series B (a)(c)(e)	155,150	772,647
		6,694,178
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(c)(e)	1,112,588	1,735,637

TOTAL HEALTH CARE		29,387,915

TOTAL CONVERTIBLE PREFERRED STOCKS		43,075,097
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(c)(e)	388,096	8,347,945
Thriveworks TopCo LLC Series B (a)(c)(e)(f)	141,317	1,886,582
		10,234,527
TOTAL PREFERRED STOCKS (Cost $77,351,262)		53,309,624

Corporate Bonds - 0.1%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26	10,003,000	7,465,239

Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(e)	7,721,395	7,682,788

TOTAL CORPORATE BONDS (Cost $14,635,167)		15,148,027

U.S. Treasury Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% to 5.38% 11/2/23 to 12/14/23 (h) (Cost $3,882,073)	3,920,000	3,882,673

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	186,848,881	186,886,251
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	42,631,889	42,636,152
TOTAL MONEY MARKET FUNDS (Cost $229,522,402)		229,522,403

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,096,212,677)	15,755,303,021
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,210,339)
NET ASSETS - 100.0%	15,732,092,682

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	246	Dec 2023	53,203,650	(2,495,627)	(2,495,627)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,703,133 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,876,507 or 0.6% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,910,332.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	7,721,395

Asimov, Inc. Series B	10/29/21	3,247,902

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Evolent Health, Inc.	3/28/23	0

Galvanize Therapeutics Series B	3/29/22	1,926,207

Inscripta, Inc. Series E	3/30/21	3,739,275

Jumo World Holding Ltd.	9/06/23	999,839

Omada Health, Inc. Series E	12/22/21	3,582,432

Reddit, Inc. Series F	8/11/21	14,625,004

Saluda Medical, Inc. Series E	4/06/23	2,431,732

Starling Bank Ltd. Series D	6/18/21	8,257,037

Structure Therapeutics, Inc.	9/29/23	1,653,776

The Beauty Health Co.	12/08/20	6,000,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,106,662

Wugen, Inc. Series B	7/09/21	1,203,173

X Holdings Corp. Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	205,039,854	1,068,602,555	1,086,756,158	2,538,075	-	-	186,886,251	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	65,705,738	151,379,525	174,449,111	189,927	-	-	42,636,152	0.2%
Total	270,745,592	1,219,982,080	1,261,205,269	2,728,002	-	-	229,522,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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